UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY	12207-1002
(Address of principal executive offices) (Zip code)

Robert A. Benton
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Opportunity Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
June 30, 2014

Table of Contents

PARADIGM FUNDS

Letter to Shareholders	2
Sector Allocation	6
Performance Information	8
Schedules of Investments	12
Statements of Assets and Liabilities	22
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	26

NOTES TO FINANCIAL STATEMENTS	27

DISCLOSURE OF EXPENSES	33

ADDITIONAL INFORMATION	35

2014 Semi-Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

2013's vertical stock market flattened out somewhat in the first half of 2014, which seems like a return to reality for those of us who have been students of small-cap investing over many years. This return to more typical and sustainable appreciation should be reassuring for investors who share our philosophy that proven management teams, consistently strong free cash flows, and discounted valuations are drivers of long-term stock performance.

Three of our four funds (the Value, Select and Opportunity Funds) have provided outstanding returns year-to-date, and it is very gratifying to be able to reward investors' confidence with such strong numbers. However, "what goes up must come down" is a key tenet of our investment process, so we are not resting on past performance. Rather, we are actively reviewing our portfolios in light of recent success, and tailoring exposure to suit what remains a challenging investment environment. We believe that the market continues to be bifurcated: while some indices are approaching new highs, many stocks are languishing near their 52-week lows. In our opinion, valuation has clearly taken a back seat to momentum. When precisely that will reverse itself is unclear, but given historical patterns, we believe it is likely to do so as it has done in the past.

As we look to the second half of 2014, we remain cautiously optimistic. A cakewalk it is not, but rather it will comprise a myriad of gives and takes. The negatives, to name but a few, would include the improbability of the markets significantly outperforming again in 2014 versus the extraordinarily buoyant markets of 2013. Other global concerns include the continued lackluster recovery in the European economies, China's moderating growth outlook, topped by the continued and increasing geopolitical tensions in the Middle East, as well as Ukraine.

Positive offsets to these concerns include the continued overall expansion of the US economy, the ongoing improvement in employment trends, coupled with increased fixed investments, an increase in non-residential spending, and the outside shot of the global economy finally getting traction. For the US in particular, we remain comfortable that macroeconomic data will continue to improve. The most recent employment data supported this conviction, as July payroll numbers proved better than expected and the unemployment rate dropped to 6.1%. The Institute for Supply Management (ISM) data remain robust and expansionary, while other positive data points have included continued strong US auto sales across the board. While the residential housing market has decelerated, we view this as a temporary lull rather than a longer-term headwind to the economy.

One additional reason for further potential optimism for our portfolios in particular is if the US consumer finally returns to the store and mall. Given our overweight sector position, we would, by definition, be better positioned to participate in a rebound. The above-mentioned improving employment and consumer confidence data should bode well for the Consumer Discretionary sector for the balance of 2014 and into 2015. Moreover, the nearer-term normal seasonality of back-to-school shopping should be additive for the second half of the year.

Lastly, amidst the ongoing geopolitical upheaval, we continue to believe (as we have said in the past) that on a relative basis, the US markets remain not only a safe haven, but also a higher-quality investment arena. We believe that markets remain inefficient, and that there are significant investment opportunities to be found despite the positive returns of the markets both last year and year to date. We believe our close attention to the quality of management teams, balance sheets, and free cash flows should allow us to prevail over time.

2014 Semi-Annual Report 2

Paradigm Value Fund

The Paradigm Value Fund appreciated 8.09% in the first half of 2014, compared to 4.20% for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the fund has returned 14.85%, compared to 11.40% for the benchmark.

In the first half of 2014, the fund outperformed its benchmark in every sector where it had holdings. The Energy sector was the top contributor to return in the first half of 2014, driven by a combination of stock selection and overweight to the best-performing benchmark sector. The portfolio sector returned 23.87% significantly outperforming the benchmark sector's 13.74% return.

The Consumer Discretionary sector was the second-largest contributor to return in the first half of 2014. The portfolio sector's 7.51% gain significantly outperformed the benchmark sector's 2.46% return, though this strong return was marginally offset by the portfolio's overweight allocation to the sector.

There were no detracting sectors in which the fund was invested as mentioned above, but the decision to avoid the Utilities sector did detract 64 basis points from return over the first half of 2014 because the fund did not participate in the "flight to safety" associated with this sector. We suspect that safety may be illusory and are confident in our holdings in other sectors. This truly active, unconstrained approach to allocation is typical of Paradigm's investment process.

Paradigm Select Fund

The Paradigm Select Fund returned 6.88% in the first half of 2014, compared to 5.95% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the fund has returned 9.47% compared to 9.08% for the benchmark.

The Information Technology sector was the top contributor to return in the first half of 2014, driven by strong stock selection, and marginally offset by the fund's overweight allocation. The portfolio sector returned 17.99%, compared to 3.14% for the benchmark sector.

Energy was the top-performing sector in the Russell 2500, and the fund's overweight position made the sector the second-largest contributor to return. Nonetheless, the portfolio's Energy holdings' 15.88% return did slightly lag the benchmark sector's 19.53% appreciation.

The Health Care sector proved the most challenging thus far in 2014, due primarily to stock-specific setbacks. The portfolio sector's negative 0.83% performance lagged the benchmark sector's 7.04% return, detracting 62 basis points from overall return.

Paradigm Opportunity Fund

The Paradigm Opportunity Fund appreciated 11.10% in the first half of 2014, significantly ahead of the benchmark Russell 2000's 3.19% return. Since inception (January 1, 2005) on an annualized basis, the fund has returned 7.59%, compared to 8.00% for the benchmark.

2014 Semi-Annual Report 3

Our 2013 year-end letter postulated that the fund's out-of-favor positions in the Information Technology sector would be rewarded in time. That very much came to pass in the first half of 2014, with the portfolio sector's 11.80% return well ahead of the benchmark sector's 2.29% gain.

The Energy sector continued to be a strong driver for the portfolio as it was in 2013. The portfolio's Energy holdings appreciated 39.35% in the first half of 2014, compared to 16.74% for the benchmark sector.

Fund management's avoidance of the Utilities sector was the largest detractor in the first half of 2014, compared to the benchmark sector return of 14.75%, detracting 34 basis points from overall return. While this decision may have had a negative impact in the short term, we continue to believe there are more attractive long-term opportunities in other sectors.

Paradigm Microcap Fund

The Paradigm Microcap Fund declined 7.31% in the first half of 2014, compared to an increase of 1.56% for the benchmark Russell MicroCap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 6.94%, compared to 7.39% for the benchmark.

The Health Care sector was the top contributor to return thus far in 2014. The portfolio sector's 6.42% return over the first half of 2014 slightly lagged the benchmark sector's 7.44% return, but an overweight allocation contributed to overall returns.

The Materials sector was the second-largest contributor to return in the first half of 2014, driven by strong stock selection. The portfolio sector's 18.62% surge far outpaced the benchmark sector's 2.98% gain.

Health Care and Information Technology have long been areas of focus and expertise for the fund. Our positions have been out of favor in 2014, which has prompted extensive review and introspection. While these two sectors were detractors in the first half of the year, our research indicates that many of our holdings are significantly oversold and thus appear to be even more attractive investments at current valuation levels.

Candace King Weir                                             Amelia F. Weir
President and Chief Investment Officer                Senior Vice President
Paradigm Funds Advisor LLC                              Paradigm Funds Advisor LLC

2014 Semi-Annual Report 4

Paradigm Funds (Unaudited)

                                                  PARADIGM VALUE FUND
                                               Sector Allocation (Unaudited)
                                        (As a Percentage of Equity Securities Held)

                                                 PARADIGM SELECT FUND
                                               Sector Allocation (Unaudited)
                                         (As a Percentage of Equity Securities Held)

2014 Semi-Annual Report 5

Paradigm Funds (Unaudited)

                                                  PARADIGM OPPORTUNITY FUND
                                                      Sector Allocation (Unaudited)
                                                (As a Percentage of Equity Securities Held)

                                                         PARADIGM MICRO-CAP FUND
                                                          Sector Allocation (Unaudited)
                                                   (As a Percentage of Equity Securities Held)

2014 Semi-Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended June 30, 2014.

June 30, 2014 NAV $60.93

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	20.93%	9.50%	15.96%	10.34%
Russell 2000® Value Index(B)	22.54%	14.65%	19.88%	8.24%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested. Per the fee table in the Fund’s April 30, 2014 prospectus, the Fund’s gross annual operating expense ratio was 1.91% gross of waiver and 1.50% net of fee waiver.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2014 Semi-Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended June 30, 2014.

June 30, 2014 NAV $39.60

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Paradigm Select Fund	24.24%	12.80%	18.09%	9.46%
Russell 2500® Index(B)	25.58%	15.51%	21.63%	9.08%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as "mid" cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested. Per the fee table in the Fund’s April 30, 2014 prospectus, the Fund’s gross annual operating expense ratio was 1.50% gross of waiver and 1.15% net of fee waiver.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2014 Semi-Annual Report 8

Paradigm Opportunity Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Periods Ended June 30, 2014.

June 30, 2014 NAV $34.72

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Paradigm Opportunity Fund	25.39%	11.39%	17.32%	7.58%
Russell 2000® Index(B)	23.64%	14.57%	20.21%	8.01%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Opportunity Fund was January 1, 2005.

(B) The Russell 2000® Index (whose composition is different from the Fund) consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested. Per the fee table in the Fund’s April 30, 2014 prospectus, the Fund’s gross annual operating expense ratio was 2.01% gross of waiver and 1.26% net of fee waiver.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2014 Semi-Annual Report 9

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for The Period Ended June 30, 2014.

June 30, 2014 NAV $28.13

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
Paradigm Micro-Cap Fund	8.48%	11.05%	14.88%	6.94%
Russell Microcap® Index(B)	24.98%	15.94%	20.03%	7.39%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008. Effective December 27, 2011, the name of the Paradigm Intrinsic Value Fund was changed to the Paradigm Micro-Cap Fund.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested. Per the fee table in the Fund’s April 30, 2014 prospectus, the Fund’s gross annual operating expense ratio was 1.25% .

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2014 Semi-Annual Report 10

Paradigm Value Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
216,500	Air Transport Services Group, Inc. *	$1,812,105	1.51%
Aircraft Parts & Auxiliary Equipment, NEC
50,000	Ducommun Incorporated *	1,306,500	1.09%
Computer Communications Equipment
113,500	Emulex Corporation *	646,950
400,000	Extreme Networks, Inc. *	1,776,000
91,703	QLogic Corp. *	925,283
		3,348,233	2.80%
Construction - Special Trade Contractors
83,500	Matrix Service Co. *	2,737,965	2.29%
Crude Petroleum & Natural Gas
351,809	PetroQuest Energy Inc. *	2,645,604
55,200	Stone Energy Corporation *	2,582,808
102,000	W&T Offshore, Inc.	1,669,740
		6,898,152	5.76%
Deep Sea Foreign Transportation of Freight
130,100	Ardmore Shipping Corporation (Ireland)	1,799,283
155,000	Baltic Trading Limited	926,900
		2,726,183	2.28%
Electrical Work
49,600	EMCOR Group Inc.	2,208,688	1.85%
Footwear (No Rubber)
30,000	Iconix Brand Group, Inc. *	1,288,200	1.08%
Gold and Silver Ores
100,400	First Majestic Silver Corp. * (Canada)	1,085,324	0.91%
Heavy Construction Other Than Building Construction - Contractors
18,000	Granite Construction Incorporated	647,640	0.54%
Industrial Organic Chemicals
41,700	Sensient Technologies Corp.	2,323,524	1.94%
Laboratory Analytical Instruments
38,977	PerkinElmer Inc.	1,825,683	1.53%
Miscellaneous Electrical Machinery, Equipment & Supplies
175,000	Electro Scientific Industries, Inc.	1,191,750	1.00%
Mortgage Bankers & Loan Correspondents
65,813	Walter Investment Management Corp. *	1,959,911	1.64%
Motor Vehicles & Passenger Car Bodies
100,000	Federal Signal Corporation	1,465,000	1.22%
Motor Vehicle Parts & Accessories
48,100	Tower International, Inc. *	1,772,004
20,000	Visteon Corporation *	1,940,200
		3,712,204	3.10%
National Commercial Banks
65,700	National Bank Holdings Corporation	1,310,058	1.09%
Oil & Gas Field Services, NEC
5,900	C&J Energy Services, Inc. *	199,302
154,700	Willbros Group, Inc. *	1,910,545
		2,109,847	1.76%
Operative Builders
40,000	Meritage Homes Corporation *	1,688,400	1.41%
Real Estate
78,500	PICO Holdings, Inc. *	1,865,160	1.56%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 11

Paradigm Value Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Apparel & Accessory Stores
133,800	Express Inc. *	$2,278,614
39,500	The Men's Wearhouse, Inc.	2,204,100
		4,482,714	3.75%
Retail - Family Clothing Stores
141,961	American Eagle Outfitters, Inc.	1,592,802	1.33%
Retail - Retail Stores, NEC
39,000	IAC/InterActiveCorp.	2,699,970
100,000	Kirkland's, Inc. *	1,855,000
		4,554,970	3.81%
Retail - Shoe Stores
59,200	Foot Locker, Inc.	3,002,624	2.51%
Retail - Women's Clothing Stores
320,000	New York & Company, Inc. *	1,180,800	0.99%
Rubber & Plastics Footwear
27,000	Deckers Outdoor Corporation *	2,330,910	1.95%
Savings Institution, Federally Chartered
179,242	United Financial Bancorp	2,428,729
59,800	ViewPoint Financial Group	1,609,218
		4,037,947	3.37%
Semiconductors & Related Devices
82,815	Kulicke & Soffa Industries Inc. * (Singapore)	1,180,942
110,700	Microsemi Corporation *	2,962,332
178,900	TriQuint Semiconductor, Inc. *	2,828,409
		6,971,683	5.83%
Services - Business Services
202,600	Premiere Global Services Inc. *	2,704,710	2.26%
Services - Computer Integrated Systems Design
90,000	Allscripts Healthcare Solutions, Inc. *	1,444,500
118,600	Convergys Corp.	2,542,784
		3,987,284	3.33%
Services - Computer Processing & Data Preparation
192,485	Demand Media, Inc. *	927,778	0.78%
Services - Help Supply Services
70,675	Kelly Services, Inc. - Class A	1,213,490
75,719	Kforce Inc.	1,639,316
		2,852,806	2.38%
Services - Hospitals
30,250	Magellan Health Services Inc. *	1,882,760
32,876	MEDNAX, Inc. *	1,911,739
		3,794,499	3.17%
Services - Motion Picture Theaters
133,900	Regal Entertainment Group Class A	2,825,290	2.36%
Services - Personal Services
40,000	Steiner Leisure Limited * (Bahamas)	1,731,600	1.45%
Special Industry Machinery, NEC
216,055	Brooks Automation, Inc.	2,326,912	1.94%
State Commercial Banks
33,900	Banner Corporation	1,343,457	1.12%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
80,000	Commercial Metals Company	1,384,800	1.16%
Surgical & Medical Instruments & Apparatus
100,000	AngioDynamics, Inc. *	1,633,000	1.36%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 12

Paradigm Value Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Telegraph & Other Message Communications
55,600	j2 Global, Inc.	$2,827,816	2.36%
Transportation Services
31,800	GATX Corp.	2,128,692	1.78%
Trucking (No Local)
132,623	Quality Distribution, Inc. *	1,970,778	1.65%
Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
205,000	Aegean Marine Petroleum Network Inc.	2,068,450	1.73%
Total for Common Stocks (Cost $73,236,907)		$106,172,849	88.73%
REAL ESTATE INVESTMENT TRUSTS
51,300	Blackstone Mortgage Trust, Inc. - Class A	1,487,700
247,900	Gramercy Property Trust Inc.	1,499,795
177,779	MFA Financial, Inc.	1,459,566
37,000	Mid-America Apartment Communities Inc.	2,702,850
95,000	PennyMac Mortgage Investment Trust	2,084,300
Total for Real Estate Investment Trusts (Cost $7,315,297)		9,234,211	7.72%
MONEY MARKET FUNDS
4,392,294	SEI Daily Income Treasury Government CL B 0.02% **	4,392,294	3.67%
	(Cost $4,392,294)
Total Investment Securities		119,799,354	100.12%
	(Cost $84,944,498)
Liabilities in Excess of Other Assets		(141,056)	-0.12%
Net Assets		$119,658,298	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; the rate shown was the rate at June 30, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 13

Paradigm Select Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
2,000	Triumph Group, Inc.	$139,640	1.87%
Chemical & Allied Products
1,350	Innospec Inc.	58,279
3,500	Olin Corp.	94,220
		152,499	2.04%
Computer Communications Equipment
13,400	Emulex Corporation *	76,380	1.02%
Computer Peripheral Equipment, NEC
8,400	Brocade Communications Systems, Inc.	77,280	1.04%
Construction - Special Trade Contractors
4,300	Matrix Service Co. *	140,997	1.89%
Crude Petroleum & Natural Gas
3,500	Approach Resources Inc. *	79,555
11,900	PetroQuest Energy Inc. *	89,488
3,200	Stone Energy Corporation *	149,728
1,600	Whiting Petroleum Corp. *	128,400
		447,171	6.01%
Electrical Work
1,700	EMCOR Group Inc.	75,701	1.02%
Electromedical & Electrotherapeutic Apparatus
5,000	Masimo Corporation *	118,000	1.58%
Fire, Marine & Casualty Insurance
300	Alleghany Corporation *	131,436
1,500	American Financial Group Inc.	89,340
2,625	Aspen Insurance Holdings Limited (Bermuda)	119,228
3,000	Montpelier Re Holdings Ltd. (Bermuda)	95,850
		435,854	5.84%
Footwear (No Rubber)
4,700	Brown Shoe Company, Inc.	134,467	1.80%
Household Furniture
3,600	La-Z-Boy Incorporated	83,412	1.12%
Industrial Organic Chemicals
1,600	Sensient Technologies Corporation	89,152
1,300	Westlake Chemical Corp.	108,888
		198,040	2.66%
Instruments For Measurement & Testing of Electricity & Electric Signals
6,200	Teradyne, Inc. *	121,520	1.63%
Laboratory Analytical Instruments
2,700	PerkinElmer Inc.	126,468	1.70%
Machine Tools, Metal Cutting Types
1,700	Kennametal Inc.	78,676	1.05%
Men's & Boy's Furnishings, Work Clothing & Allied Garments
600	PVH Corp.	69,960	0.94%
Miscellaneous Business Credit Institution
3,500	PHH Corporation *	80,430	1.08%
Miscellaneous Furniture & Fixtures
3,000	Hillenbrand, Inc.	97,860	1.31%
Mortgage Bankers & Loan Correspondents
3,900	Walter Investment Management Corp. *	116,142	1.56%
Motor Vehicle Parts & Accessories
1,100	Visteon Corporation *	106,711	1.43%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 14

Paradigm Select Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Operative Builders
1,800	Meritage Homes Corporation *	$75,978	1.02%
Paper Mills
3,000	KapStone Paper and Packaging Corporation *	99,390	1.33%
Periodicals: Publishing or Publishing & Printing
4,100	Rovi Corporation *	98,236	1.32%
Petroleum Refining
4,000	Delek US Holdings, Inc.	112,920
2,300	Western Refining, Inc.	86,365
		199,285	2.67%
Plastics Products
1,500	AptarGroup Inc.	100,515	1.35%
Printed Circuit Boards
4,800	Jabil Circuit, Inc.	100,320	1.35%
Retail - Apparel & Accessory Stores
6,700	Express Inc. *	114,101
2,200	The Men's Wearhouse, Inc.	122,760
		236,861	3.18%
Retail - Family Clothing Stores
8,500	American Eagle Outfitters, Inc.	95,370	1.28%
Retail - Radio, TV & Consumer Electronics Stores
3,600	Best Buy Co., Inc.	111,636	1.50%
Retail - Retail Stores, NEC
1,900	IAC/InterActiveCorp.	131,537	1.76%
Retail - Shoe Stores
2,700	Foot Locker, Inc.	136,944	1.84%
Rolling Drawing & Extruding of Nonferrous Metals
3,800	RTI International Metals, Inc. *	101,042	1.35%
Rubber & Plastics Footwear
1,000	Deckers Outdoor Corporation *	86,330	1.16%
Semiconductors & Related Devices
4,800	Kulicke & Soffa Industries Inc. * (Singapore)	68,448
5,700	Microsemi Corporation *	152,532
3,100	Skyworks Solutions, Inc. *	145,576
9,000	TriQuint Semiconductor, Inc. *	142,290
		508,846	6.82%
Services - Auto Rental & Leasing
900	Ryder System, Inc.	79,281	1.06%
Services - Business Services
7,500	Premiere Global Services Inc. *	100,125	1.34%
Services - Computer Integrated Systems Design
5,300	Convergys Corp.	113,632
1,400	Verint Systems Inc. *	68,670
		182,302	2.44%
Services - Help Supply Services
4,800	Kelly Services, Inc. - Class A	82,416
5,300	Kforce Inc.	114,745
		197,161	2.64%
Services - Hospitals
1,900	Magellan Health Services Inc. *	118,256
1,600	MEDNAX, Inc. *	93,040
		211,296	2.83%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 15

Paradigm Select Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Services - Motion Picture Theaters
6,900	Regal Entertainment Group Class A	$145,590	1.95%
Services - Prepackaged Software
3,300	Progress Software Corporation *	79,332	1.06%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
5,600	Commercial Metals Company	96,936	1.30%
Surgical & Medical Instruments & Apparatus
4,200	Globus Medical, Inc. *	100,464
1,300	NuVasive, Inc. *	46,241
		146,705	1.97%
Telegraph & Other Message Communications
2,600	j2 Global, Inc.	132,236	1.77%
Telephone & Telegraph Apparatus
7,600	Polycom, Inc. *	95,228	1.28%
Title Insurance
2,500	Fidelity National Financial, Inc.	81,900	1.10%
Transportation Services
1,500	GATX Corporation	100,410	1.35%
Wholesale - Computers & Peripheral Equipment & Software
2,000	SYNNEX Corporation *	145,700	1.95%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
1,800	EnerSys	123,822	1.66%
Wholesale - Lumber & Other Construction Materials
3,000	Boise Cascade Holdings, L.L.C. *	85,920	1.15%
Wholesale - Machinery, Equipment & Supplies
1,700	Applied Industrial Technologies	86,241	1.16%
Total for Common Stocks (Cost $4,831,776)		$7,049,683	94.53%
REAL ESTATE INVESTMENT TRUSTS
2,000	Mid-America Apartment Communities Inc.	146,100	1.96%
Total for Real Estate Investment Trusts (Cost $111,481)
MONEY MARKET FUNDS
265,816	SEI Daily Income Treasury Government CL B 0.02% **	265,816	3.56%
	(Cost $265,816)
Total Investment Securities		7,461,599	100.05%
	(Cost $5,209,073)
Liabilities in Excess of Other Assets		(3,866)	-0.05%
Net Assets		$7,457,733	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; the rate shown was the rate at June 30, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 16

Paradigm Opportunity Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft & Parts
1,800	Triumph Group, Inc.	$125,676	1.87%
Computer Communications Equipment
23,050	Emulex Corporation *	131,385	1.95%
Construction - Special Trade Contractors
7,550	Matrix Service Co. *	247,565	3.68%
Crude Petroleum & Natural Gas
8,475	Midstates Petroleum Company, Inc. *	61,274
20,425	PetroQuest Energy Inc. *	153,596
5,875	Stone Energy Corporation *	274,891
		489,761	7.28%
Electrical Work
2,825	EMCOR Group Inc.	125,797	1.87%
Gold and Silver Ores
10,275	First Majestic Silver Corp * (Canada)	111,073	1.65%
Industrial Organic Chemicals
2,650	Sensient Technologies Corporation	147,658	2.19%
Instruments For Measurement & Testing of Electricity & Electric Signals
7,075	Teradyne, Inc. *	138,670	2.06%
Laboratory Analytical Instruments
2,125	PerkinElmer Inc.	99,535	1.48%
Miscellaneous Electrical Machinery, Equipment & Supplies
18,400	Electro Scientific Industries, Inc.	125,304	1.86%
Miscellaneous Furniture & Fixtures
5,100	Hillenbrand, Inc.	166,362	2.47%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,800	Symmetry Medical, Inc. *	104,548	1.55%
Periodicals: Publishing or Publishing & Printing
6,425	Rovi Corporation *	153,943	2.29%
Retail - Apparel & Accessory Stores
9,475	Express Inc. *	161,359
4,375	The Men's Wearhouse, Inc.	244,125
		405,484	6.03%
Retail - Department Stores
1,400	Dillard's, Inc. - Class A	163,254	2.43%
Retail - Family Clothing Stores
10,500	American Eagle Outfitters, Inc.	117,810	1.75%
Retail - Retail Stores, NEC
3,350	IAC/InterActiveCorp.	231,921	3.45%
Retail - Shoe Stores
4,375	Foot Locker, Inc.	221,900	3.30%
Rolling Drawing & Extruding of Nonferrous Metals
4,850	RTI International Metals, Inc. *	128,962	1.92%
Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	91,621
9,425	Microsemi Corporation *	252,213
5,900	Skyworks Solutions, Inc. *	277,064
17,700	TriQuint Semiconductor, Inc. *	279,837
		900,735	13.40%
Services - Business Services
13,025	Premiere Global Services Inc. *	173,884	2.58%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 17

Paradigm Opportunity Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Services - Computer Integrated Systems Design
8,850	Convergys Corp.	$189,744	2.82%
Services - Computer Processing & Data Preparation
10,175	Demand Media, Inc. *	49,043	0.73%
Services - Hospitals
2,925	Magellan Health Services Inc. *	182,052
1,850	MEDNAX, Inc. *	107,577
		289,629	4.31%
Services - Motion Picture Theaters
11,775	Regal Entertainment Group Class A	248,453	3.69%
Services - Prepackaged Software
6,700	Progress Software Corporation *	161,068	2.39%
Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	76,900	1.14%
Special Industry Machinery, NEC
17,625	Brooks Automation, Inc.	189,821	2.82%
Telegraph & Other Message Communications
4,275	j2 Global, Inc.	217,426	3.23%
Telephone & Telegraph Apparatus
10,900	Polycom, Inc. *	136,577	2.03%
Total for Common Stocks (Cost $3,943,732)		$6,069,888	90.22%
REAL ESTATE INVESTMENT TRUSTS
3,275	Mid-America Apartment Communities Inc.	239,239
Total for Real Estate Investment Trusts (Cost $144,206)		239,239	3.56%
MONEY MARKET FUNDS
423,427	SEI Daily Income Treasury Government CL B 0.02% **	423,427	6.29%
	(Cost $423,427)
Total Investment Securities		6,732,554	100.07%
	(Cost $4,511,365)
Liabilities in Excess of Other Assets		(4,977)	-0.07%
Net Assets		$6,727,577	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; the rate shown was the rate at June 30, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 18

Paradigm Micro-Cap Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Computer Communications Equipment
220,000	Extreme Networks, Inc. *	$976,800	4.12%
Computer Peripheral Equipment, NEC
200,000	Radisys Corporation *	698,000	2.94%
Electromedical & Electrotherapeutic Apparatus
163,200	Synergetics USA, Inc. *	505,920	2.13%
Electronic Components & Accessories
80,000	Silicon Image, Inc. *	403,200	1.70%
Electronic Computers
30,000	Omnicell, Inc. *	861,300	3.63%
Industrial Instruments for Measurement, Display and Control
70,000	Rudolph Technologies Inc. *	691,600	2.92%
Millwood, Veneer, Plywood, & Structural Wood Members
20,000	American Woodmark Corporation *	637,400
40,000	Ply Gem Holdings, Inc. *	404,000
		1,041,400	4.39%
Miscellaneous Manufacturing Industries
200,000	Summer Infant, Inc. *	576,000	2.43%
Motor Vehicles & Passenger Car Bodies
50,000	Federal Signal Corporation *	732,500	3.09%
Oil & Gas Field Exploration Services
100,000	TGC Industries, Inc. *	545,000	2.30%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	RTI Surgical, Inc. *	609,000	2.57%
Paper Mills
30,000	KapStone Paper and Packaging Corporation *	993,900	4.19%
Pharmaceutical Preparations
50,000	Nature's Sunshine Products	848,500	3.58%
Photographic Equipment & Supplies
30,700	Avid Technology, Inc. *	227,180	0.96%
Retail - Apparel & Accessory Stores
260,000	Pacific Sunwear of California, Inc. *	618,800
100,000	Gordmans Stores, Inc. *	430,000
80,000	Tilly’s, Inc. Class A *	643,200
		1,692,000	7.14%
Radio & TV Broadcasting & Communications Equipment
60,000	Harmonic Inc. *	447,600	1.89%
Retail - Auto Dealers & Gasoline Stations
50,000	West Marine Inc. *	513,000	2.16%
Retail - Family Clothing Stores
40,000	Stage Stores, Inc.	747,600	3.15%
Retail - Retail Stores, NEC
50,000	Kirkland's, Inc. *	927,500	3.91%
Retail - Shoe Stores
25,000	Finish Line Inc. Class A	743,500	3.14%
Retail - Women's Clothing Stores
245,105	New York & Company, Inc. *	904,437	3.81%
Semiconductors & Related Devices
100,900	EMCORE Corporation *	415,708
40,000	Finisar Corporation *	790,000
43,348	NeoPhotonics Corporation *	180,328
		1,386,036	5.85%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 19

Paradigm Micro-Cap Fund
		Schedule of Investments
		June 30, 2014 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Services - Computer Integrated Systems Design
40,000	Allscripts Healthcare Solutions, Inc. *	$642,000
420	Datalink Corporation *	4,200
		646,200	2.73%
Services - Personal Services
20,000	Steiner Leisure Limited * (Bahamas)	865,800	3.65%
Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc.	576,750	2.43%
Special Industry Machinery, NEC
300,000	Mattson Technology, Inc. *	657,000	2.77%
Steel Works, Blast Furnaces & Rolling & Finishing Materials
50,000	Insteel Industries, Inc.	982,500	4.14%
Surgical & Medical Instruments & Apparatus
40,000	AngioDynamics, Inc. *	653,200
30,000	Globus Medical, Inc. - Class A *	717,600
		1,370,800	5.79%
Women's, Misses', and Juniors Outerwear
100,000	bebe stores, inc.	305,000	1.29%
Total for Common Stocks (Cost $20,811,698)		$22,476,023	94.80%
MONEY MARKET FUNDS
925,690	SEI Daily Income Treasury Government CL B 0.02% **	925,690	3.90%
	(Cost $925,690)
Total Investment Securities		23,401,713	98.70%
	(Cost $21,737,388)
Other Assets in Excess of Liabilities		309,225	1.30%

Net Assets		$23,710,938	100.00%

* Non-Income Producing Securities. ** Variable Rate Security; the rate shown was the rate at June 30, 2014. The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 20

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2014	Fund	Fund

Assets:
Investment Securities at Fair Value*	$119,799,354	$7,461,599
Cash	5,981	-
Receivable for Fund Shares Sold	107,047	-
Receivable for Securities Sold	348,907	-
Dividends Receivable	97,244	3,438
Interest Receivable	47	2
Total Assets	120,358,580	7,465,039
Liabilities:
Payable for Fund Shares Redeemed	390,279	-
Payable for Securities Purchased	158,904	-
Payable to Advisor	151,099	7,306
Total Liabilities	700,282	7,306
Net Assets	$119,658,298	$7,457,733
Net Assets Consist of:
Paid In Capital	$68,470,497	$4,313,557
Accumulated Undistributed Net Investment Loss	(120,575)	(32)
Accumulated Realized Gains on Investments - Net	16,453,520	891,682
Unrealized Appreciation in Value of Investment Securities - Net	34,854,856	2,252,526
Net Assets	$119,658,298	$7,457,733

Net Asset Value and Offering Price (Note 2)	$60.93	$39.60

* Investments at Identified Cost	$84,944,498	$5,209,073

Shares Outstanding (Unlimited number of shares	1,963,756	188,341
authorized without par value)

Statements of Operations (Unaudited)
For the six months ended June 30, 2014

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$797,078	$39,606
Interest	301	16
Total Investment Income	797,379	39,622
Expenses:
Investment Advisor Fees	1,194,919	57,448
Total Expenses	1,194,919	57,448
Less: Expenses Waived	(276,965)	(13,405)
Net Expenses	917,954	44,043

Net Investment Loss	(120,575)	(4,421)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	17,218,828	951,054
Net Change in Unrealized Appreciation on Investments	(7,508,461)	(447,751)
Net Realized and Unrealized Gain on Investments	9,710,367	503,303

Net Increase in Net Assets from Operations	$9,589,792	$498,882

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country's tax rules and rates.
The accompanying notes are an integral part of these
financial statements.

2014 Semi-Annual Report 21

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Opportunity	Micro-Cap
June 30, 2014	Fund	Fund

Assets:
Investment Securities at Fair Value*	$6,732,554	$23,401,713
Cash	-	10,000
Receivable for Fund Shares Sold	50	-
Receivable for Securities Sold	-	426,717
Dividends Receivable	1,932	-
Interest Receivable	7	15
Total Assets	6,734,543	23,838,445
Liabilities:
Payable for Securities Purchased	-	102,711
Payable to Advisor	6,966	24,796
Total Liabilities	6,966	127,507
Net Assets	$6,727,577	$23,710,938
Net Assets Consist of:
Paid In Capital	$4,346,892	$18,905,370
Accumulated Undistributed Net Investment Loss	(6,753)	(109,946)
Accumulated Undistributed Realized Gain on Investments - Net	166,249	3,251,189
Unrealized Appreciation in Value of Investment Securities - Net	2,221,189	1,664,325
Net Assets	$6,727,577	$23,710,938

Net Asset Value and Offering Price (Note 2)	$34.72	$28.13

* Investments at Identified Cost	$4,511,365	$21,737,388

Shares Outstanding (Unlimited number of shares	193,757	843,024
authorized without par value)

Statements of Operations (Unaudited)
For the six months ended June 30, 2014

Investment Income:
Dividends (Net of foreign withholding taxes** of $0 and $0, respectively)	$31,889	$41,825
Interest	38	77
Total Investment Income	31,927	41,902
Expenses:
Investment Advisor Fees	61,888	151,848
Total Expenses	61,888	151,848
Less: Expenses Waived	(23,208)	-
Net Expenses	38,680	151,848

Net Investment Loss	(6,753)	(109,946)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	202,722	3,244,239
Net Change in Unrealized Appreciation on Investments	466,452	(5,009,558)
Net Realized and Unrealized Gain (Loss) on Investments	669,174	(1,765,319)

Net Increase (Decrease) in Net Assets from Operations	$662,421	$(1,875,265)

** Foreign withholding taxes on foreign dividends have been provid-
ed for in accordance with the Funds’ understanding of the applica-
ble country's tax rules and rates.
The accompanying notes are an integral part of these
financial statements.

2014 Semi-Annual Report 22

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2014	1/1/2013	1/1/2014	1/1/2013
	to	to	to	to
	6/30/2014	12/31/2013	6/30/2014	12/31/2013
From Operations:
Net Investment Income (Loss)	$(120,575)	$(488,048)	$(4,421)	$14,388
Net Realized Gain on Investments	17,218,828	32,640,168	951,054	1,002,091
Change in Net Unrealized Appreciation	(7,508,461)	716,901	(447,751)	1,254,134
Increase in Net Assets from Operations	9,589,792	32,869,021	498,882	2,270,613
From Distributions to Shareholders:
Net Investment Income	-	-	-	(9,999)
Net Realized Gain from Security Transactions	-	(24,659,371)	-	(932,433)
Total Distributions to Shareholders	-	(24,659,371)	-	(942,432)
From Capital Share Transactions:
Proceeds From Sale of Shares	3,121,191	20,739,548	133,472	1,176,349
Proceeds from Redemption Fees (Note 2)	772	23,129	-	948
Shares Issued on Reinvestment of Dividends	-	23,732,220	-	922,936
Cost of Shares Redeemed	(26,166,887)	(164,196,769)	(1,355,865)	(4,709,128)
Net Decrease from Shareholder Activity	(23,044,924)	(119,701,872)	(1,222,393)	(2,608,895)
Net Decrease in Net Assets	(13,455,132)	(111,492,222)	(723,511)	(1,280,714)

Net Assets at Beginning of Period	133,113,430	244,605,652	8,181,244	9,461,958

Net Assets at End of Period	$119,658,298	$133,113,430	$7,457,733	$8,181,244

Accumulated Undistributed Net Investment Income (Loss)	$(120,575)	$-	$(32)	$4,389

Share Transactions:
Issued	53,873	340,865	3,501	32,797
Reinvested	-	422,883	-	25,025
Redeemed	(451,728)	(2,734,003)	(35,952)	(128,181)
Net Decrease in Shares	(397,855)	(1,970,255)	(32,451)	(70,359)
Shares Outstanding Beginning of Period	2,361,611	4,331,866	220,792	291,151
Shares Outstanding End of Period	1,963,756	2,361,611	188,341	220,792

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 23

Paradigm Funds

Statements of Changes in Net Assets	Opportunity Fund		Micro-Cap Fund
	(Unaudited)		(Unaudited)
	1/1/2014	1/1/2013	1/1/2014	1/1/2013
	to	to	to	to
	6/30/2014	12/31/2013	6/30/2014	12/31/2013
From Operations:
Net Investment Loss	$(6,753)	$(15,397)	$(109,946)	$(45,576)
Net Realized Gain on Investments	202,722	386,296	3,244,239	2,165,240
Change in Net Unrealized Appreciation	466,452	857,020	(5,009,558)	5,327,076
Increase (Decrease) in Net Assets from Operations	662,421	1,227,919	(1,875,265)	7,446,740
From Distributions to Shareholders:
Net Investment Income	-	-	-	-
Net Realized Gain from Security Transactions	-	(351,362)	-	(2,085,483)
Total Distributions to Shareholders	-	(351,362)	-	(2,085,483)
From Capital Share Transactions:
Proceeds From Sale of Shares	134,244	27,780	326,978	2,539,211
Proceeds from Redemption Fees (Note 2)	17	-	-	-
Shares Issued on Reinvestment of Dividends	-	351,362	-	2,083,467
Cost of Shares Redeemed	(105,577)	(26,079)	(1,950,703)	(372,381)
Net Increase (Decrease) from Shareholder Activity	28,684	353,063	(1,623,725)	4,250,297
Net Increase (Decrease) in Net Assets	691,105	1,229,620	(3,498,990)	9,611,554

Net Assets at Beginning of Period	6,036,472	4,806,852	27,209,928	17,598,374

Net Assets at End of Period	$6,727,577	$6,036,472	$23,710,938	$27,209,928

Accumulated Undistributed Net Investment Loss	$(6,753)	$-	$(109,946)	$-

Share Transactions:
Issued	4,000	936	11,155	83,390
Reinvested	-	11,298	-	68,603
Redeemed	(3,397)	(882)	(64,732)	(12,513)
Net Increase (Decrease) in Shares	603	11,352	(53,577)	139,480
Shares Outstanding Beginning of Period	193,154	181,802	896,601	757,121
Shares Outstanding End of Period	193,757	193,154	843,024	896,601

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 24

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund
	(Unaudited)
Selected data for a share outstanding	1/1/2014		1/1/2013	1/1/2012	1/1/2011	1/1/2010	1/1/2009
throughout the period:	to		to	to	to	to	to
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Net Asset Value - Beginning of Period	$56.37		$56.47	$52.54	$55.09	$42.75	$32.51
Net Investment Income (Loss) (a)	(0.06)		(0.19)	0.15	(0.15)	(0.07)	0.16
Net Gain (Loss) on Securities (Realized and Unrealized)	4.62		12.45	4.01	(1.64)	12.49	10.07
Total from Investment Operations	4.56		12.26	4.16	(1.79)	12.42	10.23
Distributions (From Net Investment Income)	-		-	(0.16)	-	(0.09)	-
Distributions (From Capital Gains)	-		(12.37)	-	(0.78)	-	-
Distributions (From Return of Capital)	-		-	(0.07)	-	-	-
Total Distributions	-		(12.37)	(0.23)	(0.78)	(0.09)	-
Proceeds from Redemption Fee (Note 2)	-	+	0.01	- +	0.02	0.01	0.01
Net Asset Value - End of Period	$60.93		$56.37	$56.47	$52.54	$55.09	$42.75
Total Return (b)	8.09%	*	21.82%	7.93%	(3.22)%	29.08%	31.50%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$119,658		$133,113	$244,606	$234,849	$255,499	$123,043
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.95%	**	1.91%	1.84%	1.83%	1.89%	1.98%
After Reimbursement
Ratio of Expenses to Average Net Assets ++	1.50%	**	1.50%	1.50%	1.50%	1.50%	1.63%	(c)
Ratio of Net Investment Income (Loss) to Average
Net Assets ++	(0.20)%	**	(0.31)%	0.26%	(0.26)%	(0.14)%	0.43%	(c)
Portfolio Turnover Rate	21.40%	*	48.01%	62.22%	83.95%	81.17%	69.85%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2014		1/1/2013	1/1/2012	1/1/2011	1/1/2010	1/1/2009
	to		to	to	to	to	to
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Net Asset Value - Beginning of Period	$37.05		$32.50	$30.24	$29.71	$23.82	$18.53
Net Investment Income (Loss) (a)	(0.02)		0.06	0.24	0.06	(0.05)	0.08
Net Gain on Securities (Realized and Unrealized)	2.57		9.29	2.49	0.52	6.01	5.28
Total from Investment Operations	2.55		9.35	2.73	0.58	5.96	5.36
Distributions (From Net Investment Income)	-		(0.05)	(0.28)	(0.05)	(0.07)	(0.07)
Distributions (From Capital Gains)	-		(4.75)	(0.19)	-	-	-
Total Distributions	-		(4.80)	(0.47)	(0.05)	(0.07)	(0.07)
Proceeds from Redemption Fee (Note 2)	-		- +	- +	- +	- +	- +

Net Asset Value - End of Period	$39.60		$37.05	$32.50	$30.24	$29.71	$23.82
Total Return (b)	6.88%	*	28.83%	9.07%	1.97%	25.03%	28.92%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,458		$8,181	$9,462	$7,930	$3,917	$2,710

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	1.50%	1.50%	1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets ++	1.15%	**	1.15%	1.15%	1.20%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets ++	(0.12)%	**	0.16%	0.73%	0.21%	(0.20)%	0.42%

Portfolio Turnover Rate	24.48%	*	46.80%	86.71%	58.40%	65.77%	65.57%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Includes dividend expense on securities sold short and interest expense of less than 0.005% .
+ Amount calculated is less than $0.005.
++ Such percentages reflect an expense waiver by the Advisor (for Value since 2009 and for Select since 2011). See Note 4.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 25

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2014		1/1/2013	1/1/2012	1/1/2011	1/1/2010		1/1/2009
	to		to	to	to	to		to
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010		12/31/2009
Net Asset Value - Beginning of Period	$31.25		$26.44	$25.04	$25.59	$20.29		$13.79
Net Investment Loss (a)	(0.04)		(0.08)	(0.03)	(0.20)	(0.12)		(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.51		6.82	1.71	(0.14)	5.42		6.51
Total from Investment Operations	3.47		6.74	1.68	(0.34)	5.30		6.50
Distributions (From Net Investment Income)	-		-	-	-	-		-
Distributions (From Capital Gains)	-		(1.93)	(0.28)	(0.21)	-		-
Distributions (From Return of Capital)	-		-	- +	-	-		-
Total Distributions	-		(1.93)	(0.28)	(0.21)	-		-
Proceeds from Redemption Fee (Note 2)	-	+	-	-	-	-	+	-
Net Asset Value - End of Period	$34.72		$31.25	$26.44	$25.04	$25.59		$20.29
Total Return (b)	11.10%	*	25.54%	6.72%	(1.34)%	26.12%		47.14%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,728		$6,036	$4,807	$4,491	$4,939		$3,693
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	**	2.00%	2.00%	2.00%	2.00%		2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.25%	**	1.25%	1.33%	1.50%	1.50%		1.50%
Ratio of Net Investment Loss to Average
Net Assets (c)	(0.22)%	**	(0.28)%	(0.10)%	(0.76)%	(0.56)%		(0.04)%
Portfolio Turnover Rate	4.24%	*	44.00%	61.11%	65.44%	96.20%		135.62%

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2014		1/1/2013	1/1/2012	1/1/2011	1/1/2010	1/1/2009
	to		to	to	to	to	to
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009
Net Asset Value - Beginning of Period	$30.35		$23.24	$21.01	$21.20	$17.99	$13.98
Net Investment Income (Loss) (a)	(0.13)		(0.06)	0.09	(0.04)	(0.01)	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.09)		9.69	2.23	(0.15)	3.33	3.98
Total from Investment Operations	(2.22)		9.63	2.32	(0.19)	3.32	4.12
Distributions (From Net Investment Income)	-		-	(0.09)	-	(0.11)	(0.11)
Distributions (From Capital Gains)	-		(2.52)	-	-	-	-
Distributions (From Return of Capital)	-		-	-	-	-	-
Total Distributions	-		(2.52)	(0.09)	-	(0.11)	(0.11)
Proceeds from Redemption Fee (Note 2)	-		-	- +	-	-	- +
Net Asset Value - End of Period	$28.13		$30.35	$23.24	$21.01	$21.20	$17.99
Total Return (b)	(7.31)%	*	41.41%	11.06%	(0.90)%	18.44%	29.44%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$23,711		$27,210	$17,598	$7,026	$3,448	$2,575
Ratio of Expenses to Average Net Assets	1.25%	**	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.91)%	**	(0.21)%	0.38%	(0.20)%	(0.08)%	0.92%
Portfolio Turnover Rate	48.80%	*	70.07%	60.47%	126.43% ++	77.78%	79.35%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.
++ The Fund's portfolio turnover rate increased due to the change in the Fund's principal investment strategy to invest
(under normal circumstances) at least 80% of its net assets in the common stocks of U.S. micro-cap companies effective
December 27, 2011.

The accompanying notes are an integral part of these financial statements.

2014 Semi-Annual Report 26

NOTES TO FINANCIAL STATEMENTS
PARADIGM FUNDS
June 30, 2014
(Unaudited)

1.) ORGANIZATION
The Paradigm Funds (the "Trust”) is an open-end management investment company organized in Ohio as a business trust on September 13, 2002 that may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. The Paradigm Value Fund's investment objective is long-term capital appreciation. The Paradigm Opportunity Fund (“Opportunity”) and Paradigm Select Fund (“Select”) both commenced operations on January 1, 2005 with long-term capital appreciation as their objective. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Effective December 27, 2011, the name of the Paradigm Micro-Cap Fund was changed from the Paradigm Intrinsic Value Fund. Micro-Cap's investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Prior to December 27, 2011, the principal investment strategy of Micro-Cap was to invest primarily in the common stocks of small, mid or large capitalization companies that the Advisor believed had the potential for capital appreciation. Value, Opportunity, Select and Micro-Cap are all diversified funds. The advisor to Value, Opportunity, Select and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividend to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purpose management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended June 30, 2014 proceeds from redemption fees were $772, $0, $17 and $0 for Value, Select, Opportunity and Micro-Cap, respectively.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

2014 Semi-Annual Report 27

Notes to Financial Statements (Unaudited) - continued

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken on the Funds’ 2014 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended June 30, 2014, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for Federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as

2014 Semi-Annual Report 28

Notes to Financial Statements (Unaudited) - continued

level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value the Funds’ assets measured at fair value as of June 30, 2014:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$106,172,849	$ -	$ -	$106,172,849
Real Estate Investment Trusts	9,234,211	-	-	9,234,211
Money Market Funds	4,392,294	-	-	4,392,294
Total	$119,799,354	$ -	$ -	$119,799,354

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,049,683	$ -	$ -	$7,049,683
Real Estate Investment Trusts	146,100	-	-	146,100
Money Market Funds	265,816	-	-	265,816
Total	$7,461,599	$ -	$ -	$7,461,599

Opportunity:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,069,888	$ -	$ -	$6,069,888
Real Estate Investment Trusts	239,239	-	-	239,239
Money Market Funds	423,427	-	-	423,427
Total	$6,732,554	$ -	$ -	$6,732,554

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,476,023	$ -	$ -	$22,476,023
Money Market Funds	925,690	-	-	925,690
Total	$23,401,713	$ -	$ -	$23,401,713

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the six month period ended June 30, 2014. There were no transfers into or out of the levels during the six month period ended June 30, 2014. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in derivative instruments during the six month period ended June 30, 2014.

2014 Semi-Annual Report 29

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, on behalf of each of the Funds, has entered into an investment advisory agreement with the Advisor (collectively the "Management Agreements"). Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50% of the average daily net assets from Select; 2.00% of the average daily net assets from Opportunity; and 1.25% of the average daily net assets from Micro-Cap. Value pays the Advisor an annual investment management fee of 2.00% of the average daily net assets on assets up to and including $100 million and 1.75% of the average daily net assets over $100 million. As a result of the above calculations, for the six month period ended June 30, 2014, the Advisor earned management fees (before the waivers described below) totaling $1,194,919, $57,448, $61,888 and $151,848 for Value, Select, Opportunity, and Micro-Cap, respectively. At June 30, 2014, $151,099, $7,306, $6,966 and $24,796 was due to the Advisor from Value, Select, Opportunity and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Value, Select and Opportunity to the extent necessary to maintain total annual operating expenses of Value, Select, and Opportunity (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.50%, 1.15% and 1.25%, respectively, of each Fund’s daily net assets through May 1, 2015. Totals waived were $276,965, $13,405 and $23,208 with no recapture provision for the six month period ended June 30, 2014 for Value, Select and Opportunity, respectively.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were paid $2,000 per meeting for the six month period ended June 30, 2014 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended June 30, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Opportunity	Micro-Cap
Purchases	$25,971,544	$1,854,108	$250,358	$11,635,516
Sales	$49,980,957	$3,281,925	$369,872	$14,402,497

There were no purchases or sales of U.S. Government obligations.

For Federal income tax purposes, at June 30, 2014 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Opportunity	Micro-Cap
Cost of Investments	$84,944,498	$5,209,073	$4,511,365	$21,737,388

Gross Unrealized Appreciation	$37,259,955	$2,346,429	$2,342,196	$3,386,154
Gross Unrealized Depreciation	($2,405,099)	($93,903)	($121,007)	($1,721,829)
Net Unrealized Appreciation
on Investments	$34,854,856	$2,252,526	$2,221,189	$1,664,325

2014 Semi-Annual Report 30

Notes to Financial Statements (Unaudited) - continued

7.) CAPITAL SHARES
At June 30, 2014, the Trust was authorized to issue an unlimited number of shares of beneficial interest. The following are the shares issued and paid in capital outstanding for the Funds at June 30, 2014:

	Value	Select	Opportunity	Micro-Cap
Shares Issued
and Outstanding	1,963,756	188,341	193,757	843,024
Paid in Capital	$68,470,497	$4,313,557	$4,346,892	$18,905,370

8.) DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six month period ended June 30, 2014 and the fiscal year ended December 31, 2013 were as follows:

	Six Month Period	Fiscal Year Ended
	Ended June 30, 2014	December 31, 2013
PARADIGM VALUE FUND
Ordinary Income	$ -	$881,732
Long-term Capital Gain	-	23,777,639
Return of Capital	-	-
	$ -	$24,659,371

PARADIGM SELECT FUND
Ordinary Income	$ -	$276,948
Long-term Capital Gain	-	665,484
	$ -	$942,432

PARADIGM OPPORTUNITY FUND
Ordinary Income	$ -	$130,634
Long-term Capital Gain	-	220,728
Return of Capital	-	-
	$ -	$351,362

PARADIGM MICRO-CAP FUND
Ordinary Income	$ -	$1,224,200
Long-term Capital Gain	-	861,283
Return of Capital	-	-
	$ -	$2,085,483

9.) CAPITAL LOSS CARRYFORWARD
Value and Micro-Cap utilized $1,258,952 and $27,231, respectfully, of available short-term capital loss carry-forwards during the fiscal year ended December 31, 2013. As of December 31, 2013, none of the Funds had any capital loss carryforwards available for future periods.

10.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2014, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 38.35% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 86.83%, of Opportunity, and therefore may be deemed to control Opportunity. Also, Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 92.04% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2014 Semi-Annual Report 31

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2014 Semi-Annual Report 32

DISCLOSURE OF EXPENSES
(Unaudited)

     The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Opportunity Fund, Paradigm Select Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on January 1, 2014 and held through June 30, 2014.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds' shareholder reports.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2014
	January 1, 2014	June 30, 2014	to June 30, 2014

Actual	$1,000.00	$1,080.89	$7.74

Hypothetical	$1,000.00	$1,017.36	$7.50
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2014
	January 1, 2014	June 30, 2014	to June 30, 2014

Actual	$1,000.00	$1,068.83	$5.90

Hypothetical	$1,000.00	$1,019.09	$5.76
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2014 Semi-Annual Report 33

Disclosure of Expenses (Unaudited) - continued

PARADIGM OPPORTUNITY FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2014
	January 1, 2014	June 30, 2014	to June 30, 2014

Actual	$1,000.00	$1,111.04	$6.54

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2014
	January 1, 2014	June 30, 2014	to June 30, 2014

Actual	$1,000.00	$926.85	$5.97

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2014 Semi-Annual Report 34

ADDITIONAL INFORMATION
June 30, 2014

APPROVAL AND RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
(Unaudited)

At a Meeting of the Board of Trustees held on February 25, 2014 (the “Meeting”) the Board of Trustees (the “Trustees” or the “Board”) considered the continuance of the Management Agreements (the “Agreements”) with Paradigm Funds Advisor LLC (the “Advisor”) for the Paradigm Value Fund (“Value Fund”), the Paradigm Select Fund (“Select Fund”), the Paradigm Opportunity Fund (“Opportunity Fund”), and the Paradigm Micro-Cap Fund (“Micro-Cap Fund”) (each a “Fund”, or collectively, the “Funds”).

In renewing the Agreements, the Board of Trustees received materials from the Advisor (the "Report") addressing the following factors: (i) the investment performance of the Funds and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the "Peer Group"). All performance data was through the period ended December 31, 2013. The Report also included comparative performance information for major indexes, each Fund's Morningstar category average, and other accounts managed by the Advisor.

The report indicated that the Value Fund's ten-year annualized returns were higher than its Peer Group average, the Morningstar category average and the comparative index. The Value Fund's five-year and three-year annualized returns were below its Peer Group average, the comparative index, and the Morningstar category average. Over the one-year period the Value Fund underperformed the Peer Group average, the Morningstar category average and the comparative index. Since inception and for the one month period ended December 31, 2013 the Value Fund outperformed its comparative index.

The report indicated that the Select Fund's five-year and three-year annualized returns were below its Peer Group average, the Morningstar category average, and the comparative index. Over the one-year period the Select Fund underperformed the Peer Group average, the Morningstar category average and the comparative index. Since inception and for the one month period ended December 31, 2013 the Select Fund outperformed its comparative index.

The report indicated that the Opportunity Fund's five-year and three-year annualized returns were below its Peer Group average, the Morningstar category average and the comparative index. Over the one-year period the Opportunity Fund underperformed the Peer Group average, the Morningstar category average and the comparative index. Since inception the Opportunity Fund underperformed its comparative index. For the one month period ended December 31, 2013 the Opportunity Fund outperformed its comparative index.

The report indicated that the Micro-Cap Fund's five-year annualized returns were below its Peer Group average, comparative index and Morningstar category average. The Micro-Cap Fund's three-year annualized returns were below the Peer Group average, comparative index and above the Morningstar category average. Over the one-year period the Micro-Cap Fund outperformed the Peer Group average and the Morningstar category average, and underperformed the comparative index. Since inception and for the one month period ended December 31, 2013 the Micro-Cap Fund outperformed its comparative index.

The Trustees noted the underperformance in relation to the Peer Group average, the Morningstar category average and the comparative index for certain periods for the Funds. The Trustees also recognized the recent change in the portfolio management team for the Value Fund, noting the addition of a new portfolio manager to the team, which is intended to add balance and breadth. After careful review of the investment process through questions from the Trustees, and robust discussion with the portfolio mangers, the Trustees were satisfied that the Advisor had taken appropriate steps to address performance matters. The Trustees agreed they would continue at their regular quarterly meetings to monitor performance of the Funds and apply additional scrutiny at the next annual renewal period.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor's experience and capabilities. The representatives of the Advisor reviewed and discussed with the Board the Advisor's Form ADV and the Code of Ethics certifications. They summarized the information provided to the Board regarding matters such as the Advisor's research and investment personnel.

2014 Semi-Annual Report 35

Additional Information - continued

They also discussed the portfolio managers' backgrounds and investment management experience. Furthermore, they discussed the Advisor's financial information and discussed the firm's ability to meet its obligations under the Agreements. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with their expectations, and that the quality of services, particularly those provided by the portfolio managers, was acceptable. The Trustees also concluded that the Advisor has the resources to provide quality advisory services to the Funds.

As to the costs of the services provided, the Board reviewed the fees under the Agreements compared to the applicable Peer Group and category average. The Trustees noted that each Fund pays a unitary management fee out of which the Advisor pays Fund expenses. As a result, they agreed that comparison of the total operating expenses is most relevant to the Board deliberations. The Value Fund's audited expense ratio of 1.50% was found to be higher than its Peer Group's average expense ratio of 1.21% but within the range of its peers. The Report indicated that the Select Fund's audited expense ratio of 1.15% was lower than its Peer Group's average expense ratio of 1.55%; the Opportunity Fund's audited expense ratio of 1.33% was lower than its Peer Group's average expense ratio of 1.63%; and that the Micro-Cap Fund's audited expense ratio of 1.25% was lower than its Peer Group's average expense ratio of 1.40% . Additionally, it was noted that while the Advisor's management fees were the highest in the Peer Groups for the Value Fund, the Opportunity Fund, and the Micro-Cap Fund and near the high end for the Select Fund, the Advisor is responsible under the Agreements for paying all but a very small fraction of the Funds' expenses out of the management fees. The Board noted that while the Advisor does not manage any other accounts, Paradigm Capital Management, an affiliate of the Advisor, provides services to: four hedge funds (total assets of $329 million at December 31, 2013) for which it receives an annual fee of between 0.75% and 1.00% and a performance fee of 20%; 16 institutional accounts (total assets of $602 million at December 31, 2013) for which it receives fees ranging from 0.40% - 1.00%; 171 separately managed accounts for high net-worth clients (total assets of $152 million at December 31, 2013) for which it receives fees ranging from 0.75% - 1.50% . The Trustees concluded that the management fees were reasonable. The Trustees also reviewed a profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, the total revenue derived by the Advisor from the Funds and the pre-tax operating margin of each Fund. They noted the Advisor realized modest profits in terms of percentage of revenue for the Value and Micro-Cap Fund, and a net loss in connection with its relationship with the Select Fund and Opportunity Fund. The Trustees then noted that the Advisor did not utilize an affiliated broker and received no soft dollar benefits. The Trustees also reviewed industry profitability return data. The Trustees concluded that the Advisor was not excessively profitable.

As for potential economies of scale, the Trustees discussed and considered information regarding whether economies of scale have been realized with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Value Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.50% of its average daily net assets through May 1, 2015, thereby benefiting shareholders. The Board noted that the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Select Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through May 1, 2015, thereby benefiting shareholders. The Board further noted that the Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Opportunity Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.25% of its average daily net assets through May 1, 2015, thereby benefiting shareholders. As for the Micro-Cap Fund, the Advisor asserted, and the Board agreed, that the current small size of the Fund did not warrant any waivers.

In considering the continuance of the management agreements between the Trust and the Advisor, the Independent Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund's surrounding circumstances. Based on the information reviewed, it was the judgment of the Independent Trustees that each Fund's fees were reasonable, the extent and quality of services were acceptable and the Advisor's steps to address performance issues for the Funds were satisfactory. Additionally, as part of its deliberations, the Trustees also considered and relied upon the information about the Funds that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

2014 Semi-Annual Report 36

Additional Information - continued

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

     The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING GUIDELINES
(Unaudited)

     Paradigm Funds Advisor LLC, the Funds’ Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ web site at www.para-digm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

     Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

     You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

2014 Semi-Annual Report 37

Board of Trustees
Carl A. Florio
Peter H. Heerwagen
Candace King Weir
Anthony Mashuta
William P. Phelan

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Hts., OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 9/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 9/5/14

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 9-4-2014